DERIVATIVE LIABILITIES (Detail Textuals 2) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 18, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Disclosure of financial liabilities [line items]
Amount of derivative liability change in fair value		$ 151,095	$ 7,305,746	$ 6,574,105
SVB Warrants | Term credit loan facility agreement | Silicon Valley Bank ("SVB")
Disclosure of financial liabilities [line items]
Amount of term credit loan	$ 8,000,000
Number of warrants granted	7,477
Exercise price of warrants	$ 42.80
Fair value assigned to warrants issued	$ 167,022
Liquidity discount	20.00%
Derivative liability fair value		1,969	10,275
Amount of derivative liability change in fair value		$ 8,306	$ 156,747